CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	43,737,257	39,937,432	23,542,184
Common stock, shares outstanding	43,737,257	39,937,432	23,542,184
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	31,155,282	31,155,282	31,155,282
Preferred stock, shares issued	16,800,000	19,800,000	22,665,447
Preferred stock, shares outstanding	16,800,000	19,800,000	22,665,447